Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended			1 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended
	Jan. 31, 2013	Jun. 30, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Byron Lerner [Member]	Jan. 31, 2013 Darrell Lerner [Member]	Apr. 10, 2013 Clifford Lerner, the Company's President and Chief Executive Officer [Member]	Jun. 30, 2013 Clifford Lerner, the Company's President and Chief Executive Officer [Member]	Apr. 10, 2013 Jon Pedersen, the Company's Chief Financial Officer [Member]	Jun. 30, 2013 Jon Pedersen, the Company's Chief Financial Officer [Member]	Apr. 30, 2013 Dcl Ventures Inc [Member]	Jan. 31, 2013 Dcl Ventures Inc [Member]	Jun. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] Chief executive officer and Darrell Lerner [Member]	Jan. 31, 2013 Restricted Stock [Member] Darrell Lerner [Member]	Dec. 31, 2012 Restricted Stock [Member] Darrell Lerner [Member]
Related Party Transactions (Textual)
Restricted stock, granted													5,630,000	325,000		5,150,000	150,000	325,000
Restricted stock, fair value																$ 2,762,500	$ 124,500	$ 364,000
Exercise price of stock option																		300,000
Description of vesting period						Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause".										Vesting upon the earlier of the tenth anniversary of the date of grant or a change in control.	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause"	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without "cause".
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet													10,805,000	5,175,000	5,150,000
Consulting agreement term					2 years	3 years
Per month consulting fee					8,000
Issuance of restricted shares of common stock							5,000,000		480,000
Stock option, Granted									700,000
Exercise price of stock option									$ 0.52
Par value of common stock affiliates under Subscription Agreement						$ 0.0001						$ 0.001
Aggregate purchase price of shares under Subscription Agreement						50,000						50,000
Aggregate purchase shares under subscription agreement											50,000
Additional aggregate purchase price of shares under Subscription Agreement	150,000											150,000
Additional purchase of shares under Subscription Agreement												150,000
Amount paid for second investment												25,000
Terms of the restricted stock award agreement								Terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.		Terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) of the restricted shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.
Description related to vesting of stock option										The shares of common stock underlying Mr. Pedersen's stock option will vest one-fourth on each of the first, second, third and fourth anniversaries of the date of grant; provided, that (i) upon the effective date of a "change in control," 50% of all then unvested shares of common stock underlying the option will vest immediately and the remaining unvested shares of common stock underlying the option will vest on the earlier of (a) the original vesting date or (b) equally on the first and second anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the stock option agreement), (ii) any vested options will be forfeited immediately upon violation of any non-competition or non-solicitation agreement between the Company and Mr. Pedersen and (iii) upon termination of Mr. Pedersen's employment without cause, the option will remain exercisable until the tenth anniversary of the date of grant to the extent the shares underlying the option are vested.
Notes receivable due from current and former employees		$ 168,098	$ 165,716	$ 138,803
Number of current employees		1
Number of former employees		2